RELATED PARTIES (Transactions with Related Parties) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 ILS (₪) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 ILS (₪) shares
Related Party Transaction [Line Items]
Transactions with related parties	$ 188		$ 51	$ 49
Options granted | shares	1,950,547	1,950,547	581,542	117,750	117,750
Exercise price | $ / shares	$ 4.28		$ 2.56	$ 4.96
Sigalit Kimchy [Member]
Related Party Transaction [Line Items]
Monthly retainer	$ (4)	₪ 13,680		$ (3)	₪ 10,260
Mr. XQ Lin [Member]
Related Party Transaction [Line Items]
Hourly fee, up to five hours per month	10
Hourly fee, exceeding five hours per month	$ 300
Options granted | shares	48,387	48,387
Exercise price | $ / shares	$ 5.06
Yoav Kimchy [Member]
Related Party Transaction [Line Items]
Key man insurance policy	$ 1,000
Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties	1,555		$ 84
Consulting fees, including share-based compensation and reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Transactions with related parties	177		40	$ 40
Key man life insurance premium [Member]
Related Party Transaction [Line Items]
Transactions with related parties	11		11	$ 9
Fees and Reimbursement [Member] | Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties	291		15
Share-Based Compensation [Member] | Non-Executive Directors [Member]
Related Party Transaction [Line Items]
Transactions with related parties	$ 1,264		$ 69